Long-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Jan. 31, 2022	Dec. 31, 2021	Jun. 15, 2021	Jul. 31, 2019	Mar. 31, 2019	Mar. 21, 2018	Sep. 04, 2017	Apr. 19, 2017
Long-term investments
Nonmarketable equity securities	$ 189,482	$ 5,516,773
Total	67,898,666	73,787,743
Equity Method Investment Difference Between Aggregate Investment And Proportionate Share Of Net Assets	0	0
Share of loss of equity investees	(9,230,998)	(17,914,070)	$ (26,166,538)
Beijing Huiju
Long-term investments
Received refund of transferred			$ 98,700,000
Zhengzhou Lianhe Real Estate Co., Ltd.
Long-term investments
Nonmarketable equity securities, Initial Cost	$ 241,648	$ 241,648
Nonmarketable equity securities, Ownership	1.85%	1.85%
Nonmarketable equity securities	$ 278,226	$ 282,378
Zhengzhou Taike Real Estate Co., Ltd.
Long-term investments
Nonmarketable equity securities, Initial Cost	$ 738,073	$ 738,073
Nonmarketable equity securities, Ownership	3.75%	3.75%
Nonmarketable equity securities	$ 0	$ 0
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.
Long-term investments
Equity method investees	0	0
Equity method investees, Initial Cost	$ 523,459,957	$ 523,459,957										$ 505,200,000
Equity Method Investees, Ownership	49.00%	49.00%		49.00%	21.00%
Equity method investees, Initial Cost				$ 505,200,000
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Maximum
Long-term investments
Equity Method Investees, Ownership												70.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Beijing Huiju
Long-term investments
Transfer of remaining ownership percentage, as required by the legal action (as a percent)	21.00%
Refund of unauthorized transfer of cash, as required by the legal action	$ 98,700,000
Cash frozen									$ 98,700,000
Legal action final refund unauthorized cash							$ 98,700,000
Madison Developments Limited
Long-term investments
Equity method investees	0	$ 0
Equity method investees, Initial Cost	$ 19,095,969	$ 19,095,969								$ 19,100,000
Equity Method Investees, Ownership	50.00%	50.00%								50.00%
Wuhu Penghong Investment Center (Limited Partnership)
Long-term investments
Equity method investees	$ 10,047,342	$ 14,095,331
Equity method investees, Initial Cost	61,998,960	61,998,960									$ 30,600,000
Wuhu Penghong Investment Center (Limited Partnership) | Partner One
Long-term investments
Equity method investees, Initial Cost						$ 31,400,000					91,800,000
Wuhu Penghong Investment Center (Limited Partnership) | Partner Two
Long-term investments
Equity method investees, Initial Cost											$ 3,100,000
Suzhou Rongjingchen Real Estate Co., Ltd
Long-term investments
Equity method investees	21,017,557	21,867,621
Equity method investees, Initial Cost	$ 42,041,464	$ 42,041,464						$ 42,000,000
Equity Method Investees, Ownership	24.00%	24.00%						24.00%
Others
Long-term investments
Equity method investees	$ 36,555,541	$ 37,542,413
Equity method investees, Initial Cost	$ 68,076,387	$ 68,076,387